Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eaton Vance Series Fund, Inc
Entity Central Index Key	0001552324
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000162463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class A
Trading Symbol	EADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[1]
AssetsNet	$ 4,634,198,147
Holdings Count | Holding	873
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,634,198,147
# of Portfolio Holdings (including derivatives)	873
Portfolio Turnover Rate	54%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	1.7%
Credit Linked Notes	2.3%
Senior Floating-Rate Loans	3.5%
Short-Term Investments	19.1%
Foreign Corporate Bonds	22.1%
Sovereign Government Bonds	50.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.7%
Kazakhstan	8.3%
Nigeria	7.3%
India	4.7%
Uzbekistan	4.5%
Turkey	4.3%
Hungary	3.6%
Armenia	2.7%
Taiwan	2.5%
Other	16.8%
Total Long Exposure	66.4%
Euro	(4.8)%
Other	(0.4)%
Total Short Exposure	(5.2)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162464
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class I
Trading Symbol	EIDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[2]
AssetsNet	$ 4,634,198,147
Holdings Count | Holding	873
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,634,198,147
# of Portfolio Holdings (including derivatives)	873
Portfolio Turnover Rate	54%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	1.7%
Credit Linked Notes	2.3%
Senior Floating-Rate Loans	3.5%
Short-Term Investments	19.1%
Foreign Corporate Bonds	22.1%
Sovereign Government Bonds	50.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.7%
Kazakhstan	8.3%
Nigeria	7.3%
India	4.7%
Uzbekistan	4.5%
Turkey	4.3%
Hungary	3.6%
Armenia	2.7%
Taiwan	2.5%
Other	16.8%
Total Long Exposure	66.4%
Euro	(4.8)%
Other	(0.4)%
Total Short Exposure	(5.2)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000117767
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class R6
Trading Symbol	EELDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 4,634,198,147
Holdings Count | Holding	873
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,634,198,147
# of Portfolio Holdings (including derivatives)	873
Portfolio Turnover Rate	54%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Sovereign Loans	1.7%
Credit Linked Notes	2.3%
Senior Floating-Rate Loans	3.5%
Short-Term Investments	19.1%
Foreign Corporate Bonds	22.1%
Sovereign Government Bonds	50.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.7%
Kazakhstan	8.3%
Nigeria	7.3%
India	4.7%
Uzbekistan	4.5%
Turkey	4.3%
Hungary	3.6%
Armenia	2.7%
Taiwan	2.5%
Other	16.8%
Total Long Exposure	66.4%
Euro	(4.8)%
Other	(0.4)%
Total Short Exposure	(5.2)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized